UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY
PORTFOLIO
JANUARY 31, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.7%
	Shares	Value
CONSUMER DISCRETIONARY — 15.5%
Abercrombie & Fitch, Cl A	15,550	$396,836
Fossil Group*	3,450	337,410
Grupo Televisa ADR*	20,300	661,983
Lowe’s	12,400	840,224
Macy’s	12,100	772,948
Scripps Networks Interactive, Cl A	9,550	678,909
Shaw Communications, Cl B	33,350	771,719
Target	9,700	714,017
Volkswagen ADR	19,100	849,851
Walt Disney	5,700	518,472
Whirlpool	2,975	592,263

		7,134,632

CONSUMER STAPLES — 6.0%
Constellation Brands, Cl A*	7,950	878,078
Kraft Foods Group	8,833	577,148
Kroger	9,750	673,237
Sysco	16,050	628,679

		2,757,142

ENERGY — 9.1%
BP ADR	10,250	398,007
Chevron	5,450	558,788
EOG Resources	6,550	583,147
Exxon Mobil	5,400	472,068
National Oilwell Varco	11,350	617,781
Occidental Petroleum	12,300	984,000
Royal Dutch Shell ADR, Cl B	9,400	601,506

		4,215,297

FINANCIALS — 17.5%
Allianz ADR	54,450	898,425
American International Group	14,900	728,163
Capital One Financial	8,900	651,569
CBRE Group, Cl A*	19,500	630,630
Citigroup	14,900	699,555
Goldman Sachs Group	3,700	637,917
Iron Mountain‡	18,000	717,120
JPMorgan Chase	13,200	717,816
Prudential Financial	5,500	417,340
Stifel Financial*	8,000	377,200
SunTrust Banks	20,850	801,057
Weyerhaeuser‡	22,600	810,210

		8,087,002

HEALTH CARE — 13.6%
Bio-Rad Laboratories, Cl A*	3,700	423,539
Cigna	6,500	694,395
Community Health Systems*	8,900	418,923
Gilead Sciences*	8,325	872,710
Hologic*	20,400	619,446
Johnson & Johnson	6,450	645,903

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY
PORTFOLIO
JANUARY 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares/ Face Amount	Value
HEALTH CARE — continued
Medtronic	15,050	$1,074,570
Merck	7,900	476,212
Pfizer	33,550	1,048,437

		6,274,135

INDUSTRIALS — 11.9%
Copa Holdings, Cl A	6,875	739,131
Cummins	4,900	683,354
Generac Holdings*	7,950	347,733
General Electric	58,000	1,385,620
L-3 Communications Holdings	5,200	640,224
Rockwell Collins	8,600	736,332
Siemens ADR	9,100	951,405

		5,483,799

INFORMATION TECHNOLOGY — 19.3%
Cisco Systems	49,800	1,312,977
Corning	23,400	556,218
EMC	33,250	862,173
Equinix	2,712	588,124
Google, Cl C*	1,700	908,684
Intel	20,700	683,928
Maxim Integrated Products	19,850	656,836
NVIDIA	47,850	918,959
Oracle	23,150	969,754
QUALCOMM	12,650	790,119
Xilinx	17,300	667,348

		8,915,120

MATERIALS — 2.0%
Monsanto	7,750	914,345

TELECOMMUNICATION SERVICES — 1.6%
Verizon Communications	16,450	751,930

UTILITIES — 3.2%
National Grid ADR	10,500	738,570
PPL	20,450	725,975

		1,464,545

TOTAL COMMON STOCK (Cost $39,219,043)		45,997,947

REPURCHASE AGREEMENT — 0.3%
Morgan Stanley 0.030%, dated 01/30/15 to be repurchased on 02/02/15, repurchase price $146,618 (collateralized by a U.S. Treasury Note, par value $149,000, 0.625%, 11/15/16, with a total market value $149,615) (Cost $146,618)	$146,618	146,618

TOTAL INVESTMENTS — 100.0% (Cost $39,365,661)†		$46,144,565

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY
PORTFOLIO
JANUARY 31, 2015
(Unaudited)

Percentages are based on Net Assets of $46,155,360.
*	Non-income producing security.
‡	Real Estate Investment Trust
ADR	American Depositary Receipt
Cl	Class
†	At January 31, 2015, the tax basis cost of the Portfolio’s investments was $39,365,661, and the unrealized appreciation and depreciation were $8,333,562 and $(1,554,658), respectively.

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$45,997,947	$—	$—	$45,997,947
Repurchase Agreement	—	146,618	—	146,618

Total Investments in Securities	$45,997,947	$146,618	$—	$46,144,565

For the period ended January 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2015, there were no Level 3 securities.

For information regarding the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: March 30, 2015